THE COMPANY AND BASIS OF PRESENTATION (Details- Retroactive basis the reverse stock splits) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average shares of common stock outstanding, basic	556,808	381,598
Weighted average shares of common stock outstanding, diluted	556,808	381,598
Basic net loss per shares attributable to common stockholders	$ (8.82)	$ (19.61)
Diluted net loss per shares attributable to common stockholders	$ (8.82)	$ (19.61)
Pre Split [Member]
Weighted average shares of common stock outstanding, basic	8,908,934	6,105,569
Weighted average shares of common stock outstanding, diluted	8,908,934	6,105,569
Basic net loss per shares attributable to common stockholders	$ (0.55)	$ (1.23)
Diluted net loss per shares attributable to common stockholders	$ (0.55)	$ (1.23)